Employee benefit plans (Tables)	3 Months Ended
Mar. 31, 2019
Employee benefit plans
Schedule of components of net periodic benefit cost

Net periodic benefit cost
in € THOUS
	For the three months ended March 31,
	2019	2018

Current service cost	7.444	6.794
Net interest cost	3.454	3.208
Net periodic benefit costs	10.898	10.002